Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share) | (per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	7,940,298	3,286,190
Common stock, shares outstanding	7,940,298	3,286,190